CONVERTIBLE LOAN INSTRUMENTS	12 Months Ended
Mar. 31, 2025
Convertible Loan Instruments
CONVERTIBLE LOAN INSTRUMENTS

21. CONVERTIBLE LOAN INSTRUMENTS

On September 24, 2024, we entered into a fixed term unsecured loan agreement with an existing shareholder for $550,000 at an interest rate of 20% per annum to be repaid by June 1, 2026. The loan is convertible into shares at the election of the noteholder at a price of $0.70 per share.

On October 28, 2024, we entered into a fixed term unsecured loan agreement with an existing shareholder for $250,000 at an interest rate of 20% per annum to be repaid by November 1, 2026. The loan is convertible into shares at the election of the noteholder at a price of $0.70 per share.

On January 16, 2025, we entered into a fixed term unsecured loan agreement with an existing shareholder for $150,000   at an interest rate of 20% per annum to be repaid by February 1, 2027. The loan is convertible into shares at the election of the noteholder at a price of $0.70 per share.